RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

On September 10, 2025, the Company entered into a promissory note with its CEO, Kent Wilson, in the amount of $54,000. The note included an original issue discount of $13,500, resulting in net proceeds of $40,500. The note bears interest at a rate of 18% per annum and matures on September 10, 2026. The note is secured by all of the Company’s assets in a junior position to the Company’s senior secured creditors. At inception, the Company recorded a discount against the note payable in the amount of $13,500 for the original issue discount. Amortization of debt discount was $3,927 and $-0- in the years ended December 31, 2025 and 2024, respectively. The note and related unamortized discount are recorded in Convertible notes, net of unamortized discount on the accompanying Balance Sheets.

The Company has related party transactions with two of the executive officers, who have contributed paid expenses on behalf of the Company. As of December 31, 2025 and 2024, the Company had due to related party an amount of $43,631 and $-0-, respectively, to the Company’s CEO, Kent Wilson, and $61,923 and $-0-, respectively, to the Company’s COO, Jeffrey Hail. These amounts are included in Due to related parties on the accompanying Balance Sheets.

The Company had related party transactions with its three former executive officers who made loans to the Company from time to time to facilitate cash flow. As of December 31, 2025 and 2024, the Company had due to related party an amount of $-0- and $9,487, respectively, to the Company’s former CEO, Panagiotis N. Lazaretos, $-0- and $10,067, respectively, to the Company’s former Chief Financial Officer, Helen V. Maridakis, and $-0- and $10,378, respectively, to the Company’s former Chief Operating Officer, Nikolaos Ioannou. These amounts are included in Due to related parties on the accompanying Balance Sheets.